Credit Risk - Summary of Residential Mortgages by Loan Size (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 87,756	£ 84,751
UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	157,957	154,682
Less Than 0.25m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	45,851	46,766
Less Than 0.25m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	105,181	106,838
0.25m-0.50m[member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	30,488	27,562
0.25m-0.50m[member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	39,841	36,036
0.50m-1.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	10,103	9,214
0.50m-1.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	11,551	10,532
1.0m-2.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,168	1,046
1.0m-2.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,236	1,111
Greater Than 2.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	146	163
Greater Than 2.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 148	£ 165